Impairments - Schedule of impairments & schedule of balances in loss allowance (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Impairment details
Established credit losses	kr (2)		kr (100)	kr (2)	kr (100)	kr (100)
Reserves applied to cover established credit losses	2		93	2	93	94
Recovered credit losses	0	kr 1	1	1	1	1
Net credit losses	kr 61	0	(71)	kr 61	(38)	kr (429)
Loans and off balance
Provision ratio	0.22%			0.22%		0.23%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 355,539			kr 355,539		kr 355,038
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	264,153			264,153		263,517
Gross carrying amount | Off-balance sheet
Loans and off balance
Loans and off balance	91,386			91,386		91,520
Accumulated impairment
Loans and off balance
Loans and off balance	(768)			(768)		(807)	kr (526)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(768)			(768)		(805)
Accumulated impairment | Off-balance sheet
Loans and off balance
Loans and off balance	0			0		(2)
Stage 1
Impairment details
Net credit losses	kr 5	10	(39)	kr 15	(29)	(19)
Loans and off balance
Provision ratio	0.02%			0.02%
Stage 1 | Gross carrying amount
Loans and off balance
Loans and off balance	kr 299,475			kr 299,475
Stage 1 | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	222,081			222,081
Stage 1 | Gross carrying amount | Off-balance sheet
Loans and off balance
Loans and off balance	77,393			77,393
Stage 1 | Accumulated impairment
Loans and off balance
Loans and off balance	(55)			(55)		(69)
Stage 1 | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(55)			(55)
Stage 1 | Accumulated impairment | Off-balance sheet
Loans and off balance
Loans and off balance	0			0
Lifetime expected credit losses | Stage 2
Impairment details
Net credit losses	kr 32	6	(12)	kr 38	(5)	(293)
Loans and off balance
Provision ratio	0.69%			0.69%
Lifetime expected credit losses | Stage 2 | Gross carrying amount
Loans and off balance
Loans and off balance	kr 50,366			kr 50,366
Lifetime expected credit losses | Stage 2 | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	36,373			36,373
Lifetime expected credit losses | Stage 2 | Gross carrying amount | Off-balance sheet
Loans and off balance
Loans and off balance	13,993			13,993
Lifetime expected credit losses | Stage 2 | Accumulated impairment
Loans and off balance
Loans and off balance	(347)			(347)		(378)
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(347)			(347)
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Off-balance sheet
Loans and off balance
Loans and off balance	0			0
Lifetime expected credit losses | Stage 3
Impairment details
Net credit losses	kr 24	kr (17)	kr (14)	kr 7	kr 2	(112)
Loans and off balance
Provision ratio	6.41%			6.41%
Lifetime expected credit losses | Stage 3 | Gross carrying amount
Loans and off balance
Loans and off balance	kr 5,698			kr 5,698
Lifetime expected credit losses | Stage 3 | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	5,698			5,698
Lifetime expected credit losses | Stage 3 | Gross carrying amount | Off-balance sheet
Loans and off balance
Loans and off balance	0			0
Lifetime expected credit losses | Stage 3 | Accumulated impairment
Loans and off balance
Loans and off balance	(365)			(365)		kr (359)
Lifetime expected credit losses | Stage 3 | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	kr (365)			kr (365)